NET TRADING INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of trading income (expense) [Abstract]
Disclosure of Detailed Information about Net Trading Income (Expense)

	2022 £m	2021 £m	2020 £m
Foreign exchange translation gains	6	10	74
Gains on foreign exchange trading transactions	341	329	326
Total foreign exchange	347	339	400
Investment property losses	–	–	(20)
Securities and other (losses) gains (see below)	(167)	46	370
Net trading income	180	385	750

Disclosure of Detailed Information about Net Gains (Losses) on Assets and Liabilities at Fair Value Through Profit And Loss
Securities and other gains comprise net gains (losses) arising on assets and liabilities held at fair value through profit or loss as follows:

	2022 £m	2021 £m	2020 £m
Net income arising on assets and liabilities mandatorily held at fair value through profit or loss:
Financial instruments held for trading[1]	(24)	94	440
Other financial instruments mandatorily held at fair value through profit or loss:
Debt securities, loans and advances	7	6	37
Equity shares	3	11	9
	(14)	111	486
Net expense arising on assets and liabilities designated at fair value through profit or loss	(153)	(65)	(116)
Securities and other (losses) gains	(167)	46	370
1    Includes hedge ineffectiveness in respect of fair value hedges (2022: loss of £21 million, 2021: gain of £195 million; 2020: gain of £546 million) and cash flow hedges (2022: loss of £6 million, 2021: loss of £58 million; 2020: gain of £259 million).